Segment reporting - Burfords assets and liabilities by reporting segment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash balance	$ 180,255	$ 322,085	$ 178,177
Restricted cash			95,226
Marketable securities	175,336	16,594	69,362
Other assets	35,173	34,371
Due from settlement of capital provision assets	86,311	30,708	48,128
Capital provision assets	2,900,465	2,564,742	2,447,266
Property and equipment	13,069	15,225
Goodwill & Intangible asset	134,019	134,032
Deferred tax asset	78	256
Total assets	3,524,706	3,118,013
Liabilities
Debt interest payable	13,918	9,556
Other liabilities	126,057	109,747
Bonds Payable	1,036,475	677,370	$ 665,342
Financial liabilities related to third party interests in capital provision assets	398,595	400,660
Deferred tax liability	22,889	24,742
Total liabilities	1,584,016	1,212,519
Total Burford-only segments
Assets
Cash balance	139,678	319,586
Marketable securities	175,336	16,594
Other assets	51,336	45,213
Due from settlement of capital provision assets	63,447	30,708
Capital provision assets	2,159,453	1,906,191
Property and equipment	13,069	15,225
Goodwill & Intangible asset	134,019	134,032
Deferred tax asset	78	256
Total assets	2,736,416	2,467,805
Liabilities
Debt interest payable	13,918	9,556
Other liabilities	125,262	103,481
Bonds Payable	1,022,557	667,814
Deferred tax liability	22,889	24,742
Total liabilities	1,184,626	805,593
Capital provision
Assets
Cash balance	90,497	170,573
Other assets	20,749	23,194
Due from settlement of capital provision assets	63,447	30,708
Capital provision assets	2,159,453	1,906,191
Property and equipment	9,173	13,041
Goodwill & Intangible asset	107,991	107,991
Total assets	2,451,310	2,251,698
Liabilities
Debt interest payable	12,468	8,887
Other liabilities	83,521	38,474
Bonds Payable	916,017	621,067
Deferred tax liability	17,101	17,695
Total liabilities	1,029,107	686,123
Asset Management and other services
Assets
Cash balance	9,446	6,926
Other assets	25,081	16,994
Property and equipment	3,896
Goodwill & Intangible asset	25,020	25,020
Total assets	63,443	48,940
Liabilities
Debt interest payable	323
Other liabilities	26,719	577
Bonds Payable	23,708
Total liabilities	50,750	577
Other Corporate
Assets
Cash balance	39,735	142,087
Marketable securities	175,336	16,594
Other assets	5,506	5,025
Property and equipment		2,184
Goodwill & Intangible asset	1,008	1,021
Deferred tax asset	78	256
Total assets	221,663	167,167
Liabilities
Debt interest payable	1,127	669
Other liabilities	15,022	64,430
Bonds Payable	82,832	46,747
Deferred tax liability	5,788	7,047
Total liabilities	104,769	118,893
Total Consolidated
Assets
Cash balance	180,255	322,085
Marketable securities	175,336	16,594
Other assets	35,173	34,371
Due from settlement of capital provision assets	86,311	30,708
Capital provision assets	2,900,465	2,564,742
Property and equipment	13,069	15,225
Goodwill & Intangible asset	134,019	134,032
Deferred tax asset	78	256
Total assets	3,524,706	3,118,013
Liabilities
Debt interest payable	13,918	9,556
Other liabilities	126,057	109,747
Bonds Payable	1,022,557	667,814
Financial liabilities related to third party interests in capital provision assets	398,595	400,660
Deferred tax liability	22,889	24,742
Total liabilities	1,584,016	1,212,519
Total Consolidated | Capital provision
Assets
Total assets	3,255,763	2,912,748
Liabilities
Total liabilities	1,428,497	1,093,049
Total Consolidated | Asset Management and other services
Assets
Total assets	47,280	38,098
Liabilities
Total liabilities	50,750	577
Total Consolidated | Other Corporate
Assets
Total assets	221,663	167,167
Liabilities
Total liabilities	104,769	118,893
Adjustment for third-party interests
Assets
Cash balance	40,577	2,499
Other assets	(16,163)	(10,842)
Due from settlement of capital provision assets	22,864
Capital provision assets	741,012	658,551
Total assets	788,290	650,208
Liabilities
Other liabilities	795	6,266
Financial liabilities related to third party interests in capital provision assets	398,595	400,660
Total liabilities	399,390	406,926
Adjustment for third-party interests | Capital provision
Assets
Total assets	804,453	661,050
Liabilities
Total liabilities	399,390	406,926
Adjustment for third-party interests | Asset Management and other services
Assets
Total assets	$ (16,163)	$ (10,842)